Related Party Disclosures (Details) In Millions, unless otherwise specified			12 Months Ended									0 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2011 Ralcorp [Member] USD ($)	Sep. 30, 2010 Ralcorp [Member] USD ($)	Sep. 30, 2009 Ralcorp [Member] USD ($)	Sep. 30, 2011 Ralcorp [Member] Cost of Sales [Member] USD ($)	Sep. 30, 2010 Ralcorp [Member] Cost of Sales [Member] USD ($)	Sep. 30, 2009 Ralcorp [Member] Cost of Sales [Member] USD ($)	Sep. 30, 2011 Ralcorp [Member] Selling, General, And Administrative Expenses [Member] USD ($)	Sep. 30, 2010 Ralcorp [Member] Selling, General, And Administrative Expenses [Member] USD ($)	Sep. 30, 2009 Ralcorp [Member] Selling, General, And Administrative Expenses [Member] USD ($)	Sep. 30, 2011 Western Waffles [Member] USD ($)	Sep. 29, 2011 Western Waffles [Member] U.S. Dollars USD ($)	Sep. 29, 2011 Western Waffles [Member] Candian Dollars CAD
Related Party Transactions
Total allocated costs reported in selling, general and administrative expenses			$ 21.5	$ 19.6	$ 7.6
Net sales, related party transactions			10.5	6.7	0
Notes payable													4.0	4.0
Interest rate on promissory note												1.00%
Intercompany notes receivable	7.8	0										7.8
Expenses Recognized Resulting From Former Parent Acquisition [Abstract]
Construction business integration costs			0	7.7	31.6	0	1.3	2.1	0	6.4	29.5
Separation related expenses			$ 2.8